Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 630
Increases related to tax positions taken during the prior year		$ 227
Increases related to tax positions taken during the current year	877	403
Unrecognized tax benefits, ending balance	$ 1,507	$ 630